Investments in and Advances to Unconsolidated Joint Ventures	3 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Unconsolidated Joint Ventures
Investments in and Advances to Unconsolidated Joint Ventures

As of March 31, 2017 and December 31, 2016, the Company had ownership interests in 13 unconsolidated joint ventures with ownership percentages that generally range from 5% to 35%. The condensed combined balance sheets for our unconsolidated joint ventures accounted for under the equity method are as follows:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Cash and cash equivalents	$41,314	$33,683
Restricted cash	6,072	8,374
Real estate inventories	403,651	386,487
Other assets	2,079	1,664
Total assets	$453,116	$430,208

Accounts payable and accrued liabilities	$33,275	$28,706
Notes payable	108,829	97,664
Total liabilities	142,104	126,370
The New Home Company's equity	48,090	46,857
Other partners' equity	262,922	256,981
Total equity	311,012	303,838
Total liabilities and equity	$453,116	$430,208
Debt-to-capitalization ratio	25.9%	24.3%
Debt-to-equity ratio	35.0%	32.1%

As of March 31, 2017 and December 31, 2016, the Company had advances outstanding of approximately $6.0 million and $4.0 million, respectively, to these unconsolidated joint ventures, which were included in the notes payable balances of the unconsolidated joint ventures in the table above. The advances relate to an unsecured promissory note entered into on October 31, 2016 and amended on February 3, 2017 with Encore McKinley Village LLC ("Encore McKinley"), an unconsolidated joint venture of the Company. The note bears interest at 10% per annum and matures on October 31, 2017, with the right to extend to October 31, 2018.

The condensed combined statements of operations for our unconsolidated joint ventures accounted for under the equity method are as follows:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Revenues	$26,620	$41,957
Cost of sales and expenses	27,484	39,816
Net income (loss) of unconsolidated joint ventures	$(864)	$2,141
Equity in net income (loss) of unconsolidated joint ventures reflected in the accompanying consolidated statements of operations	$306	$(7)

For the three months ended March 31, 2017 and 2016, the Company earned $1.2 million, and $2.2 million, respectively, in management fees from its unconsolidated joint ventures. For additional detail regarding management fees, please see Note 11 to the unaudited condensed consolidated financial statements.
Investments in and Advances to Unconsolidated Joint Ventures

As of December 31, 2016 and 2015, the Company had ownership interests in 13 and 14, respectively, unconsolidated joint ventures with ownership percentages that generally range from 5% to 35%. The condensed combined balance sheets for our unconsolidated joint ventures accounted for under the equity method are as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
Cash and cash equivalents	$33,683	$53,936
Restricted cash	8,374	12,279
Real estate inventories	386,487	415,730
Other assets	1,664	3,972
Total assets	$430,208	$485,917

Accounts payable and accrued liabilities	$28,706	$57,813
Notes payable	97,664	94,890
Total liabilities	126,370	152,703
The New Home Company's equity	46,857	60,572
Other partners' equity	256,981	272,642
Total equity	303,838	333,214
Total liabilities and equity	$430,208	$485,917
Debt-to-capitalization ratio	24.3%	22.2%
Debt-to-equity ratio	32.1%	28.5%

As of December 31, 2016 and 2015, the Company had advances outstanding of approximately $4.0 million and $0, respectively, to these unconsolidated joint ventures, which were included in the notes payable balances of the unconsolidated joint ventures in the table above.

The condensed combined statements of operations for our unconsolidated joint ventures accounted for under the equity method are as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Revenues	$233,219	$409,881	$271,385
Cost of sales and expenses	207,028	344,687	230,211
Net income of unconsolidated joint ventures	$26,191	$65,194	$41,174
Equity in net income of unconsolidated joint ventures reflected in the accompanying consolidated statements of operations	$7,691	$13,767	$8,443

The Company has entered into agreements with its unconsolidated joint ventures to provide management services related to the underlying projects (collectively referred to as the “Management Agreements”). Pursuant to the Management Agreements, the Company receives a management fee from its unconsolidated joint ventures based on each project’s revenues. For the years ended December 31, 2016, 2015 and 2014, the Company earned $8.2 million, $12.4 million, and $9.6 million, respectively, in management fees, which have been recorded as fee building revenues in the accompanying consolidated statements of operations.
On January 15, 2016, the Company entered into an assignment and assumption of membership interest agreement (the “Buyout Agreement”) for its partner's interest in the TNHC San Juan LLC unconsolidated joint venture. Per the terms of the Buyout Agreement, the Company contributed $20.6 million to the joint venture, and the joint venture made a liquidating cash distribution to our partner for the same amount in exchange for its membership interest. Prior to the buyout, the Company accounted for its investment in TNHC San Juan LLC as an equity method investment. After the buyout, TNHC San Juan LLC is now a wholly owned subsidiary of the Company.
During June 2016, our LR8 Investors LLC unconsolidated joint venture (LR8) made its final distributions, allocated $0.5 million of income to the Company from a reduction in reserves, and our outside equity partner exited the joint venture. Upon the change in control, we were required to consolidate this venture as a wholly owned subsidiary and the Company assumed the cash, accounts receivable, accounts payable, and accrued liabilities, including warranty reserve, of the joint venture. As part of this transaction, and in accordance with ASC 805, Business Combinations, the Company also recognized a gain of $1.1 million due to the purchase of our JV partner's interest for less than its carrying value.
On October 31, 2016, the Company entered into a $4.0 million unsecured promissory note with Encore McKinley Village, LLC, an unconsolidated joint venture. As of December 31, 2016, the amount of outstanding principal was $4.0 million. The note matures on August 31, 2017, with the right to extend to August 31, 2018, and bears interest at 10% per annum. The $4.0 million outstanding principal is included in investments in and advances to unconsolidated joint ventures in the accompanying consolidated balance sheets.